ACQUISITIONS - Provisional Purchase Price Allocations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 11, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 2
Restricted cash		54
Trade receivables and other current assets		51
Property, plant and equipment, at fair value		2,366
Accounts payable and accrued liabilities		(16)
Current portion of non-recourse borrowings		81
Less: Current portion	$ (2,027)	(1,818)
Financial instruments liabilities		(16)
Non-recourse borrowings		894
Deferred income tax liabilities		(99)
Non-recourse borrowings	(21,117)	(20,435)
Other long-term liabilities		(56)
Fair value of net assets acquired		1,311
Goodwill		117
Purchase price		1,428
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	86
Restricted cash	17
Trade receivables and other current assets	106
Assets classified as held for sale	240
Property, plant and equipment, at fair value	3,087
Deferred tax assets	10
Financial instruments assets	12
Other non-current assets	48
Accounts payable and accrued liabilities	(142)
Less: Current portion	(9)
Liabilities classified as held for sale	(135)
Financial instruments liabilities	(755)
Non-recourse borrowings	400
Deferred income tax liabilities	50
Provisions	(54)
Other long-term liabilities	(133)
Fair value of net assets acquired	1,928
Non-controlling interests	(32)
Goodwill	691
Purchase price	2,587
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Restricted cash	0
Trade receivables and other current assets	2
Assets classified as held for sale	0
Property, plant and equipment, at fair value	21
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	1
Accounts payable and accrued liabilities	(1)
Less: Current portion	0
Liabilities classified as held for sale	0
Financial instruments liabilities	0
Non-recourse borrowings	6
Deferred income tax liabilities	0
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	19
Non-controlling interests	(6)
Goodwill	18
Purchase price	31
Europe Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	3
Restricted cash	0
Trade receivables and other current assets	30
Assets classified as held for sale	0
Property, plant and equipment, at fair value	1
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	0
Accounts payable and accrued liabilities	(5)
Less: Current portion	0
Liabilities classified as held for sale	0
Financial instruments liabilities	0
Non-recourse borrowings	0
Deferred income tax liabilities	7
Provisions	0
Other long-term liabilities	0
Fair value of net assets acquired	22
Non-controlling interests	0
Goodwill	68
Purchase price	90
U.S. Solar Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	22
Restricted cash	6
Trade receivables and other current assets	48
Assets classified as held for sale	0
Property, plant and equipment, at fair value	561
Deferred tax assets	0
Financial instruments assets	0
Other non-current assets	4
Accounts payable and accrued liabilities	(32)
Less: Current portion	0
Liabilities classified as held for sale	0
Financial instruments liabilities	(15)
Non-recourse borrowings	48
Deferred income tax liabilities	43
Provisions	0
Other long-term liabilities	(30)
Fair value of net assets acquired	473
Non-controlling interests	0
Goodwill	287
Purchase price	760
Purchase accounting adjustments	176
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	33	1
Restricted cash	6	5
Trade receivables and other current assets	13	23
Assets classified as held for sale	0
Property, plant and equipment, at fair value	708	723
Deferred tax assets	10
Financial instruments assets	10
Other non-current assets	21
Accounts payable and accrued liabilities	(66)	(6)
Current portion of non-recourse borrowings		7
Less: Current portion	(9)
Liabilities classified as held for sale	0
Financial instruments liabilities	(15)	0
Non-recourse borrowings	346	133
Deferred income tax liabilities	0	(16)
Provisions	(25)
Other long-term liabilities	(35)	(23)
Fair value of net assets acquired	305	(567)
Non-controlling interests	0
Goodwill	309	117
Purchase price	614	(684)
Purchase accounting adjustments	97
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	26
Restricted cash	5
Trade receivables and other current assets	13
Assets classified as held for sale	240
Property, plant and equipment, at fair value	1,796
Deferred tax assets	0
Financial instruments assets	2
Other non-current assets	22
Accounts payable and accrued liabilities	(38)
Less: Current portion	0
Liabilities classified as held for sale	(135)
Financial instruments liabilities	(725)
Non-recourse borrowings	0
Deferred income tax liabilities	0
Provisions	(29)
Other long-term liabilities	(68)
Fair value of net assets acquired	1,109
Non-controlling interests	(26)
Goodwill	9
Purchase price	$ 1,092
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		1
Restricted cash		49
Trade receivables and other current assets		28
Property, plant and equipment, at fair value		1,643
Accounts payable and accrued liabilities		(10)
Current portion of non-recourse borrowings		74
Financial instruments liabilities		(16)
Non-recourse borrowings		761
Deferred income tax liabilities		(83)
Other long-term liabilities		(33)
Fair value of net assets acquired		(744)
Goodwill		0
Purchase price		$ (744)
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 22
Restricted cash			27
Trade receivables and other current assets			33
Property, plant and equipment, at fair value			661
Deferred tax assets			14
Other non-current assets			8
Accounts payable and accrued liabilities			(17)
Financial instruments liabilities			(148)
Non-recourse borrowings			(475)
Decommissioning liabilities			(23)
Other long-term liabilities			(22)
Fair value of net assets acquired			80
Goodwill			41
Purchase price			$ 121